Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($) $ in Millions	3 Months Ended	9 Months Ended
	Jul. 31, 2019	Jul. 31, 2019
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	$ 222	$ 262
Change in fair value included in earnings	(15)	(22)
Change in fair value included in other comprehensive income	(3)	1
Issuances/Purchases	123	312
Sales	(102)	(338)
Transfers into Level 3	53	98
Transfers out of Level 3	(6)	(41)
Assets at end of period	272	272
Change in unrealized gains (losses) recorded in income for instruments still held	(6)	(13)
Trading securities [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	215	255
Change in fair value included in earnings	(15)	(22)
Change in fair value included in other comprehensive income	(3)	1
Issuances/Purchases	97	280
Sales	(96)	(326)
Transfers into Level 3	53	98
Transfers out of Level 3	(5)	(40)
Assets at end of period	246	246
Change in unrealized gains (losses) recorded in income for instruments still held	(6)	(13)
Trading securities [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	7	7
Issuances/Purchases	26	32
Sales	(6)	(12)
Transfers out of Level 3	(1)	(1)
Assets at end of period	26	26
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,907	1,825
Change in fair value included in earnings	10	20
Change in fair value included in other comprehensive income	(21)	2
Issuances/Purchases	77	324
Sales	(66)	(264)
Maturities/Settlement	(1)	(1)
Assets at end of period	1,906	1,906
Change in unrealized gains (losses) recorded in income for instruments still held	16	36
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,907	1,825
Change in fair value included in earnings	10	20
Change in fair value included in other comprehensive income	(21)	2
Issuances/Purchases	77	324
Sales	(66)	(264)
Maturities/Settlement	(1)	(1)
Assets at end of period	1,906	1,906
Change in unrealized gains (losses) recorded in income for instruments still held	16	36
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	70	63
Issuances/Purchases	10	17
Assets at end of period	80	80
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	69	62
Issuances/Purchases	10	17
Assets at end of period	79	79
Financial assets at fair value through other comprehensive income, category [member] | US States, municipalities and agencies [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1	1
Assets at end of period	1	1
Business and government loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	2,172	1,450
Change in fair value included in earnings		7
Change in fair value included in other comprehensive income	(31)	13
Issuances/Purchases	155	1,369
Maturities/Settlement	(132)	(675)
Assets at end of period	2,164	2,164
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		2
Change in fair value included in earnings	0	0
Change in fair value included in other comprehensive income	0	0
Maturities/Settlement	0	0
Transfers into Level 3	1	1
Transfers out of Level 3		(2)
Liabilities at end of period	1	1
Change in unrealized gains (losses) recorded in income for instruments still held	0	0
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		1
Change in fair value included in earnings	0	0
Change in fair value included in other comprehensive income	0	0
Maturities/Settlement	0	0
Transfers into Level 3	1	1
Transfers out of Level 3		(1)
Liabilities at end of period	1	1
Change in unrealized gains (losses) recorded in income for instruments still held	0	0
Derivatives Liabilities [member] | Equity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		1
Change in fair value included in earnings	0	0
Change in fair value included in other comprehensive income	0	0
Maturities/Settlement	0	0
Transfers out of Level 3		(1)
Change in unrealized gains (losses) recorded in income for instruments still held	0	0
Financial value liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Change in fair value included in earnings	0	0
Change in fair value included in other comprehensive income	0	0
Purchases		(7)
Sales	172	179
Maturities/Settlement	0	0
Liabilities at end of period	172	172
Change in unrealized gains (losses) recorded in income for instruments still held	0	0
Financial value liabilities [member] | Securities sold but not yet purchased [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Change in fair value included in earnings	0	0
Change in fair value included in other comprehensive income	0	0
Purchases		(7)
Sales	172	179
Maturities/Settlement	0	0
Liabilities at end of period	172	172
Change in unrealized gains (losses) recorded in income for instruments still held	$ 0	$ 0